Property, Plant and Equipment (Details Textual) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Discontinued operation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges			$ 4,016
Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	$ 5,938	$ 5,547
General and administrative expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	776	409
Selling expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	$ 152	$ 107